Note 7 - Intangible Assets	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

Note 7 - Intangible Assets

A summary of the Company’s intangible assets as of June 30, 2024, and June 30, 2023, is as follows:

	June 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Life
	(in thousands)			(in years)
Acquired product technology rights	$41,268	$(13,184)	$28,084	10.7
Acquired technology rights	30,200	(5,831)	24,369	13.8
Total definite-lived intangible assets	$71,468	$(19,015)	$52,453	12.0

	June 30, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Life
	(in thousands)			(in years)
Acquired product technology rights	$42,176	$(10,881)	$31,295	11.5
Acquired technology rights	30,200	(4,054)	26,146	14.8
Total definite-lived intangible assets	$72,376	$(14,935)	$57,441	13.0

Gross carrying amounts are net of any impairment charges from prior periods. An intangible asset with zero net carrying amount at the end of a reporting period is not presented in the table of a future reporting period. Certain of the Company’s amortizable intangible assets include renewal options, extending the expected life of the asset. The renewal periods range between approximately 1 to 20 years depending on the license, patent or other agreement. Renewals are accounted for when they are reasonably assured. Intangible assets are amortized using the straight-line method over the estimated useful lives. Amortization expense of intangible assets from continuing operations was $5.0 million for both of the years ended June 30, 2024, and 2023.

The following table summarizes the estimated future amortization expense of intangible assets to be recognized over the next five years and periods thereafter:

June 30,
(in thousands)
2025	$4,989
2026	4,989
2027	4,989
2028	4,989
2029	4,989
Thereafter	27,508
Total future amortization expense	$52,453

Acquired Product Technology Rights

The acquired product technology rights are related to the rights to production, supply and distribution agreements of various products pursuant to the acquisition of the Pediatric Portfolio in November 2019 and the Neos Acquisition in March 2021.

Karbinal

The Company acquired and assumed all rights and obligations pursuant to the supply and distribution agreement, as amended, with Tris Pharma, Inc. (“Tris”) for the exclusive rights to commercialize Karbinal in the United States (the “Tris Karbinal Agreement”). The Tris Karbinal Agreement’s initial term terminates in August of 2033, with an optional initial 20-year extension.

Poly-Vi-Flor and Tri-Vi-Flor

The Company acquired and assumed all rights and obligations pursuant to a supply and license agreement and various assignment and release agreements, including a previously agreed to settlement and license agreements (the “Poly-Tri Agreements”) for the exclusive rights to commercialize Poly-Vi-Flor and Tri-Vi-Flor in the United States.

ADHD Portfolio

As part of the Neos Acquisition, the Company acquired developed product technology for the production and sale of Adzenys and Cotempla. The formulations for the ADHD products are protected by patented technology. The estimated economic life of these proprietary technologies is 16 years.

Acquired Technology Right

TRRP Proprietary Technology

As part of the Neos Acquisition, the Company acquired time release resin particle (“TRRP”) proprietary technology, which is a proprietary drug delivery technology protected by the Company as a trade secret that allows the Company to modify the drug release characteristics of each of its respective products. The TRRP technology underlines each of the ADHD Portfolio core products and can potentially be used in future product development initiatives as well.

Acquired In-Process R&D

IPR&D – NT0502

As part of the Neos Acquisition, the Company acquired in-process research and development associated with NT0502, a new chemical entity that was being developed for the treatment of sialorrhea, which is excessive salivation or drooling. During the year ended June 30, 2023, the Company terminated its development program of NT0502. As a result, the Company fully impaired the IPR&D of NT0502, recording impairment expense of $2.6 million during the second quarter of fiscal 2023.